Foreign Exchange (Gain) Loss, Net (Tables)	9 Months Ended
Sep. 30, 2025
Foreign Exchange Gains Losses [Abstract]
Schedule of Foreign Exchange Gain Loss Net

	Three Months Ended		Nine Months Ended
For the periods ended September 30,	2025	2024	2025	2024
Unrealized Foreign Exchange (Gain) Loss on Translation of:
U.S. Dollar Debt	99	(71)	(184)	104
Other	54	(37)	(64)	(3)
Unrealized Foreign Exchange (Gain) Loss	153	(108)	(248)	101
Realized Foreign Exchange (Gain) Loss	4	35	52	(20)
	157	(73)	(196)	81